Schedule of Deferred Financing Cost (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Financing Costs Schedule Of Deferred Financing Cost 1	$ (750,942)
Deferred Financing Costs Schedule Of Deferred Financing Cost 2	(7,631,636)
Deferred Financing Costs Schedule Of Deferred Financing Cost 3	(255,000)
Deferred Financing Costs Schedule Of Deferred Financing Cost 4	(2,671,073)
Deferred Financing Costs Schedule Of Deferred Financing Cost 5	(83,000)
Deferred Financing Costs Schedule Of Deferred Financing Cost 6	425,576
Deferred Financing Costs Schedule Of Deferred Financing Cost 7	59,000
Deferred Financing Costs Schedule Of Deferred Financing Cost 8	466,378
Deferred Financing Costs Schedule Of Deferred Financing Cost 9	279,000
Deferred Financing Costs Schedule Of Deferred Financing Cost 10	1,779,119
Deferred Financing Costs Schedule Of Deferred Financing Cost 11	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 12	$ 0